Tax Situation (Tables)	12 Months Ended
Dec. 31, 2023
Tax Situation [Abstract]
Schedule of Total Tax Loss Amounts	As of December 31, 2023, the total tax loss amounts to S/ 567.9 million (as of December 31, 2022, a total of S/616 million) and is composed as follows:
		Tax loss
	Tax	application	Estimate on Application			Statute of
	loss	method	2024	2025	Forward	limitations
Cumbra Peru S.A.	316,986	B	1,200	75,729	240,057	N/A
Vial y Vives - DSD S.A.	201,418	Not applicable	-	5,223	196,195	N/A
AENZA S.A.A.	22,237	A	22,237	-	-	2026
Transportadora de Gas Natural Comprimido Andino S.A.C.	15,532	B	375	390	14,767	N/A
Carretera Andina del Sur S.A.C.	9,025	B	471	450	8,104	N/A
Consorcio Vial del Sur	1,817	A	1,817	-	-	2027
Unna Energia S.A.	902	A	902	-	-	2026
	567,917		27,002	81,792	459,123

Schedule of Consolidated Statement of Profit or Loss	The income tax shown in the consolidated statement of profit or loss comprises the following:
In thousands of soles	Note	2021	2022	2023
Current income tax		113,000	127,952	104,133
Deferred income tax	23	(66,595)	3,394	91,492
Income tax		46,405	131,346	195,625

Schedule of Consolidated Pretax Income	The Corporation’s income tax differs from the theoretical amount that would result from applying the Corporation entities’ weighted average income tax rate applicable to consolidated pretax income as follows:
In thousands of soles	2021	2022	2023
Profit (Loss) before income tax	(28,637)	(230,708)	336,746
Income tax by applying local applicable tax rates on profit generated in the respective countries	(7,879)	(68,537)	104,315
Tax effect on:
- Non-deductible expenses	33,489	143,627	32,564
- Change in prior years estimations	8,492	26,486	5,748
- Unrecognized deferred income tax asset	1,459	26,518	28,997
- Provision of tax contingencies	14,240	3,631	7,756
- Equity method (profit) loss	254	350	(888)
- Non-taxable income	(57)	(914)	(16)
- Minimum tax	-	-	17,149
- Other	(3,593)	185	-
Income tax	46,405	131,346	195,625

Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate	Therefore, the consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate.
		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2021
Peru	29.50%	(58,347)	(17,213)
Peru - Red Vial 5 S.A.	27.00%	40,473	10,928
Peru - Tren Urbano de Lima S.A.	30.00%	61,484	18,445
Peru - Via Expresa Sur S.A.	30.00%	(3,804)	(1,141)
Peru - Unna Energia S.A.	29.00%	24,699	6,916
Chile	27.00%	(71,692)	(19,357)
Colombia	35.00%	1,040	322
Bolivia	25.00%	59	15
Mexico	30.00%	(288)	(86)
Unrealized gains		(22,261)	(6,708)
		(28,637)	(7,879)
		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2022
Peru	29.50%	(353,545)	(104,295)
Peru - Red Vial 5 S.A.	27.00%	58,381	15,763
Peru - Tren Urbano de Lima S.A.	30.00%	101,086	30,326
Peru - Via Expresa Sur S.A.	30.00%	(118)	(35)
Peru - Unna Energia S.A.	29.00%	51,884	14,528
Chile	27.00%	(43,924)	(11,859)
Colombia	35.00%	2,685	940
Bolivia	25.00%	(158)	(40)
Mexico	30.00%	53	16
Unrealized gains		(47,052)	(13,881)
		(230,708)	(68,537)

		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2023
Peru	29.50%	61,468	18,133
Peru - Red Vial 5 S.A.	27.00%	59,388	16,035
Peru - Tren Urbano de Lima S.A.	30.00%	114,673	34,402
Peru - Via Expresa Sur S.A.	30.00%	(30)	(9)
Peru - Unna Energia S.A.	29.00%	33,502	9,381
Chile	27.00%	(35,001)	(9,450)
Colombia	35.00%	98,904	34,616
Mexico	30.00%	(642)	(193)
Unrealized gains		4,484	1,400
		336,746	104,315

Schedule of Current Income Tax Payable	The current income tax payable – after applying the corresponding tax credits – maturing on the first week of April of the following year, mainly include the following:
■	Viva Negocio Inmobiliario S.A.C.	S/ 1.2 million in 2023 (S/ 40.5 million in 2022)

■	Tren Urbano de Lima S.A.	S/ 9.8 million in 2023 (S/ 3.3 million in 2022)

■	Aenza Servicios Corporativos S.A.C.	S/ 1.5 million in 2023